CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Revenues	$ 316,788	$ 341,091
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	152,866	157,048
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	106,578	107,917
Depreciation and amortization	43,355	45,228
Impairment of goodwill, continuing operations	255,599	0
Restructuring, acquisition and integration-related costs	11,262	3,521
Total operating costs and expenses	569,660	313,714
Income (loss) from operations	(252,872)	27,377
Interest expense and other, net	(14,556)	(15,758)
Income (loss) before income taxes	(267,428)	11,619
Income tax (provision) benefit	32,118	(3,647)
Income (loss) from continuing operations	(235,310)	7,972
Loss from discontinued operations, net of tax	(1,105)	(709)
Net income (loss)	(236,415)	7,263
Unrealized holding gains on investments, net of tax	1	14
Other comprehensive income, net of tax	1	14
Comprehensive income (loss)	$ (236,414)	$ 7,277
Basic net income (loss) per share
Continuing operations, basic	$ (2.29)	$ 0.08
Discontinued operations, basic	$ (0.01)	$ (0.01)
Basic net income (loss) per share	$ (2.30)	$ 0.07
Diluted net income (loss) per share
Continuing operations, diluted	$ (2.29)	$ 0.07
Discontinued operations, diluted	$ (0.01)	$ (0.01)
Diluted net income (loss) per share	$ (2.30)	$ 0.07
Weighted average common shares outstanding
Basic (in shares)	102,913	106,258
Diluted (in shares)	102,913	106,926
Dividends declared per share (in dollars per share)	$ 0.05	$ 0.05